Note 9 - Leases (Details) In Thousands, unless otherwise specified	12 Months Ended				57 Months Ended	59 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2016 JPY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 JPY (¥)	Mar. 31, 2013 Backbone Line [Member] USD ($)	Mar. 31, 2013 Backbone Line [Member] JPY (¥)	Mar. 31, 2012 Backbone Line [Member] JPY (¥)	Mar. 31, 2011 Backbone Line [Member] JPY (¥)	Mar. 31, 2013 Local Access Lines [Member] USD ($)	Mar. 31, 2013 Local Access Lines [Member] JPY (¥)	Mar. 31, 2012 Local Access Lines [Member] JPY (¥)	Mar. 31, 2011 Local Access Lines [Member] JPY (¥)
Note 9 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	$ 63,498	¥ 5,978,985	¥ 5,949,230	¥ 6,424,099				$ 37,545	¥ 3,535,213	¥ 3,370,813	¥ 3,688,077	$ 238,579	¥ 22,464,593	¥ 23,101,650	¥ 16,881,778
Operating Leases, Income Statement, Sublease Revenue	310	29,160	2,394	12,313
Proceeds from Sale of Machinery and Equipment	6,305	593,715	367,203
Sale Leaseback Transaction, Rent Expense					398,652	6,771	637,548
Capital Leased Assets, Noncurrent, Fair Value Disclosure	232,211	21,864,989	20,180,641
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	141,684	13,340,942	12,846,091
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	$ 3,204	¥ 301,643	¥ 233,682